Taxation (Tables)	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
Summary of prima facie tax reconciliation
Prima facie tax reconciliation

Six months ended 30 June	2025 US$m	2024 US$m
Profit before taxation(a)	6,737	8,115

Prima facie tax payable at UK rate of 25%(b)	1,684	2,029
Higher rate of taxation of 30% on Australian earnings(b)	267	325
Other tax rates applicable outside the UK and Australia(b)	(116)	(136)
Tax effect of profit from equity accounted units and related expenses(a)	(179)	(106)
Impact of changes in tax rates	21	(15)
Resource depletion allowances	(7)	(7)
Recognition of previously unrecognised deferred tax assets	(24)	(49)
Write-down of previously recognised deferred tax assets	134	42
Utilisation of previously unrecognised deferred tax assets	(74)	(9)
Unrecognised current period operating losses(c)	196	146
Adjustments in respect of prior periods	116	14
Other items(d)	183	(9)
Total taxation charge	2,201	2,225
(a)The Group profit before tax includes profit after tax of equity accounted units. Consequently, the tax effect on the profit from equity accounted units is included as a separate reconciling item in this prima facie tax reconciliation.
(b)As a UK headquartered and listed Group, the reconciliation of expected tax on accounting profit to tax charge uses the UK corporate tax rate to calculate the prima facie tax payable. Rio Tinto is also listed in Australia, and the reconciliation includes the impact of the higher tax rate in Australia where a significant proportion of the Group's profits are currently earned. The impact of other tax rates applicable outside the UK and Australia is also included. The weighted average statutory corporate tax rate on profit before tax is approximately 30% (30 June 2024: 29%).
(c)Unrecognised current period operating losses include tax losses around the Group for which no tax benefit is currently recognised due to uncertainty regarding whether suitable taxable profits will be earned in future to obtain value for the tax losses.
(d)“Other items” includes less than US$1 million (30 June 2024: US$1 million) current tax expense related to Pillar Two measures; the global minimum tax of 15% formulated by the Organisation for Economic Co-operation and Development (OECD).